Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding-beginning of the year, Number of options (in shares)	1,076,750	905,000
Granted, number of options (in shares)	1,028,100	525,000
Exercise of options (in shares)	(241,844)	(299,250)
Forfeited, number of options (in shares)	(134,900)	(54,000)
Outstanding-end of the year, Number of options (in shares)	1,728,106	1,076,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding-beginning of the year, Weighted average exercise price	$ 131.37	$ 128.45
Granted, weighted average exercise price	185.30	134.34
Exercises, weighted average exercise price	128.76	128.21
Forfeited, weighted average exercise price	223.12	128.91
Outstanding-end of the year, Weighted average exercise price	$ 156.66	$ 131.37